Financial Risks Management - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Oct. 16, 2025	Jun. 30, 2021	Oct. 16, 2017
Foreign Exchange Rates [Line Items]
Fluctuation in currency (in percent)	10.00%
Cash and cash equivalents and other financial assets	€ 213,932		€ 263,187
OCEANE
Foreign Exchange Rates [Line Items]
Aggregate nominal amount		€ 57,000		€ 180,000